SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2018
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
	(in thousands)
Year ended December 31, 2016:
Allowance for doubtful accounts	$37,178	$24,591	$(7,025)	$54,744
Year ended December 31, 2017:
Allowance for doubtful accounts	$54,744	$(4,094)	$(20,981)	$29,669
Year ended December 31, 2018:
Allowance for doubtful accounts	$29,669	$(836)	$(291)	$28,542